Shareholder Report, Line Graph (Details) 74200005700_Franklin International Growth Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 18,963	$ 17,944	$ 16,872	$ 15,635	$ 22,314	$ 17,510	$ 13,888	$ 14,209	$ 12,026	$ 10,000	$ 18,380
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	19,176	16,715	15,230	13,429	15,848	12,402	12,321	12,607	11,901	10,000	$ 24,635
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 19,626	$ 17,404	$ 15,650	$ 13,399	$ 15,638	$ 12,001	$ 12,205	$ 12,531	$ 11,777	$ 10,000	$ 24,401